Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
(a)	Basis of Preparation

The accompanying condensed consolidated balance sheets, statements of operations, shareholders equity, and cash flows as of
September 30, 2019
and for the
three
and
nine
months ended
September 30, 2019
and
2018
are unaudited. The condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP) and applicable rules and regulations of the Securities and Exchange Commission (SEC) for interim financial information and on a basis consistent with the annual financial statements and, in the opinion of management, reflect all adjustments which include only normal recurring adjustments, necessary to present fairly its financial position as of
September 30, 2019,
results of operations for the
three
and
nine
months ended
September 30, 2019
and
2018,
and cash flows for the
nine
months ended
September 30, 2019
and
2018.
The results for the
nine
months ended
September 30, 2019
are
not
necessarily indicative of the results to be expected for the year ending
December 31, 2019
or for any other interim period or for any other future year. Certain changes in the prior period consolidated balance sheet have been made to conform to the current period presentation. Changes to reduce the
December 31, 2018
accounts payable and increase the accrued expenses and other current liabilities accounts were made in the amount of
$277,000
.
These changes had
no
effect on the Consolidated Statement of Operations or cash flow.

These condensed consolidated financial statements should be read in conjunction with the audited financial statements and related notes included in the Company’s Annual Report on Form
10
-K for the year ended
December 31, 2018,
filed with the SEC on
April 2, 2019.

(a)	Basis of Presentation and Consolidation

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (GAAP) and include all adjustments necessary for the fair presentation of the Company’s financial position for the periods presented. The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All material intercompany accounts and transactions have been eliminated during the consolidation process. The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions.

Going Concern and Liquidity [Policy Text Block]
(b)	Liquidity

The Company has incurred net losses and negative cash flows from operations since its inception and had an accumulated deficit of
$97.6
 million as of
September 30, 2019.
Management expects operating losses and negative cash flows to continue through the next several years. These factors raise substantial doubt about the Company’s ability to continue as a going concern beyond one
year from the date these financial statements are issued. Based on management’s current plans, management believes cash and cash equivalents of
$8,910,000
as of
September 30, 2019,
will
not
be sufficient to fund the Company for
one
year from the date these financial statements are issued. The financial statements do not
include any adjustments that might result from the outcome of this uncertainty.

If adequate funds are
not
available, BioCardia
may
be required to reduce operating expenses, delay or reduce the scope of its product development programs, obtain funds through arrangements with others that may
require it to relinquish rights to certain of its technologies or products that the Company would otherwise seek to develop or commercialize itself, or cease operations. While the Company believes it has a viable strategy to raise additional funds, there can be no
assurances that it will be able to obtain additional capital on acceptable terms and in the amounts necessary to fully fund its operating needs.

(b)	Liquidity - Going Concern

The Company has incurred net losses and negative cash flows from operations since its inception and had an accumulated deficit of
$86.4
 million as of
December 31, 2018.
Management expects operating losses and negative cash flows to continue through at least the next several years. The Company expects to incur increasing costs as the pivotal CardiAMP Heart Failure trial is advanced and development of the CardiAMP and CardiALLO Cell Therapy Systems continue. Therefore, absent additional funding, management believes cash and cash equivalents of
$5.4
million as of
December 31, 2018
are
not
sufficient to fund the Company beyond the
second
quarter of
2019.
These factors raise substantial doubt about the Company’s ability to continue as a going concern beyond one
year from the date these financial statements are issued. The financial statements do not
include any adjustments that might result from the outcome of this uncertainty.

The Company’s ability to continue as a going concern and to continue further development of its therapeutic candidates through and beyond the second
quarter of
2019,
will require the Company to raise additional capital. The Company plans to raise additional capital, potentially including debt and equity arrangements, to finance its future operations. While management believes this plan to raise additional funds will alleviate the conditions that raise substantial doubt, these plans are not
entirely within its control and cannot be assessed as being probable of occurring.  If adequate funds are not
available, the Company
may
be required to reduce operating expenses, delay or reduce the scope of its product development programs, obtain funds through arrangements with others that may
require the Company to relinquish rights to certain of its technologies or products that the Company would otherwise seek to develop or commercialize itself, or cease operations.

Use of Estimates, Policy [Policy Text Block]
(c)	Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ materially from those estimates. Significant items subject to such estimates and assumptions include share-based compensation, the useful lives of property and equipment, allowances for doubtful accounts and sales returns, incremental borrowing rate, and inventory valuation.

(c)	Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires Company management to make certain estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ materially from those estimates. Significant items subject to such estimates and assumptions include the useful lives of property and equipment; allowances for doubtful accounts and sales returns; inventory valuation; and share-based compensation.

Cash and Cash Equivalents, Policy [Policy Text Block]
(d)	Cash Equivalents

The Company classifies all highly liquid investments with an original maturity date of
90
days or less at the date of purchase as cash equivalents. The Company maintains its cash and cash equivalents with reputable financial institutions.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
(e)	Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents. The Company maintains its cash at financial institutions, which at times, exceed federally insured limits. At
December 31, 2018,
the Company’s cash was held by
one
financial institution and the amount on deposit was in excess of FDIC insurance limits. The Company has not
recognized any losses from credit risks on such accounts since inception. The Company believes it is not
exposed to significant credit risk on cash.

Accounts Receivable [Policy Text Block]
(f)	Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recorded at the invoiced amount and do not
bear interest. The Company considers the creditworthiness of its customers but does not
require collateral in advance of a sale. The Company evaluates collectability and maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio when necessary. The estimate is based on the Company’s historical write-off experience, customer creditworthiness, facts and circumstances specific to outstanding balances and payment terms. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The allowance for doubtful accounts was
$9,000
and
$6,000
as of
December 31, 2018
and
2017,
respectively.

Inventory, Policy [Policy Text Block]
(g)	Inventory

Inventory is stated at the lower of cost or net realizable value. Cost is determined using the average-cost method. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The Company analyzes its inventory levels quarterly and writes down inventory that has become obsolete or has a cost basis in excess of its expected net realizable value or inventory quantities in excess of expected requirements. Excess requirements are determined based on comparison of existing inventories to forecasted sales, with consideration given to inventory shelf life. Expired inventory is disposed of and the related costs are recognized in cost of goods sold.

Property, Plant and Equipment, Policy [Policy Text Block]
( h )	Property and Equipment, Net

Property and equipment, net, are carried at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets, as described in the table below. Maintenance and repairs are expensed as incurred. When assets are retired or otherwise disposed of, the cost and the related accumulated depreciation and amortization are removed from the accounts and any resulting gain or loss is reflected in the accompanying consolidated statements of operations.

Asset	Estimated useful lives (in years)
Computer equipment and software	3
Laboratory and manufacturing equipment	3
Furniture and fixtures	3
Leasehold improvements	5 years or lease term, if shorter

Property, Plant and Equipment, Impairment [Policy Text Block]
( i )	Long-Lived Assets

The carrying value of long-lived assets, including property and equipment, is reviewed for impairment whenever events or changes in circumstances indicate that the asset may
not
be recoverable. An impairment loss is recognized when the total of estimated future undiscounted cash flows, expected to result from the use of the asset and its eventual disposition, are less than its carrying amount. Impairment, if any, would be assessed using discounted cash flows or other appropriate measures of fair value. Through
December
31,
2018,
there have been
no
such impairment losses.

Clinical Trial Accruals, Policy [Policy Text Block]
( j )	Clinical Trial Accruals

As part of the process of preparing its consolidated financial statements, the Company is required to estimate its expenses resulting from its obligations under contracts with vendors and consultants and clinical site agreements in connection with conducting clinical trials. The financial terms of these contracts are subject to negotiation and may
result in payment flows that do
not
match the periods over which materials or services are provided by the vendor under the contracts. The Company’s objective is to reflect the clinical trial expenses in its consolidated financial statements by matching those expenses with the period in which the services and efforts are expended. The Company accounts for these expenses according to the progress of the trial as measured by patient progression and the timing of various aspects of the trial. The Company makes estimates of its accrued expenses as of each balance sheet date in its consolidated financial statements based on the facts and circumstances known at that time. Although, the Company does not
expect its estimates to be materially different from amounts actually incurred, its understanding of the status and timing of services relative to the actual status and timing of services performed may
vary and
may
result in reported amounts that differ from the actual amounts incurred.

Derivatives, Policy [Policy Text Block]
( k )	Derivatives

The Company accounts for its derivative instruments as either assets or liabilities on the consolidated balance sheet and measures them at fair value. Derivatives are adjusted to fair value through other (expense) income, net in the consolidated statements of operations.

Lessee, Leases [Policy Text Block]
( l )	Deferred Rent

The Company’s lease for its facility provides for fixed increases in minimum annual rental payments. The total amount of rental payments due over the lease term is charged to rent expense ratably over the life of the lease. Deferred rent consists of the difference between cash payments and the recognition of rent expense on a straight-line basis.

Revenue [Policy Text Block]
( m )	Revenue Recognition

Net product revenue
 – We currently have a portfolio of enabling and delivery products. Revenue from product sales is recognized generally upon shipment to the end customer, which is when control of the product is deemed to be transferred. Product sale transactions are evidenced by customer purchase orders, customer contracts, invoices and/or related shipping documents.

Collaboration agreement revenue
 – Collaboration agreement revenue is income from agreements under partnering programs with corporate and academic institutions, wherein we provide biotherapeutic delivery systems and customer training and support for their use in clinical trials and studies. These programs provide additional clinical data, intellectual property rights and opportunities to participate in the development of combination products for the treatment of cardiac disease.

In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under each of its agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.  As part of the accounting for these arrangements, the Company must develop assumptions that require judgment to determine the stand-alone selling price for each performance obligation identified in the contract.  The Company uses key assumptions to determine the stand-alone selling price, which may
include forecasted revenues, development timelines, reimbursement rates for personnel costs, discount rates and probabilities of technical and regulatory success.

Amounts received from customers in advance of revenue recognition are recorded as deferred revenue on the consolidated balance sheets.

Shipping and Handling, Policy [Policy Text Block]
( n )	Shipping Costs

Costs incurred for the shipping of products to customers totaled approximately
$6,000,
$5,000
and
$7,000
for the years ended
December 31, 2018,
2017
and
2016,
respectively, and are included in cost of goods sold in the accompanying consolidated statements of operations.

Standard Product Warranty, Policy [Policy Text Block]
( o )	Product Warranties

The Company provides a standard warranty of serviceability on all its products for the duration of the product’s shelf life, which is two
years for Helix and Morph products currently. Estimated future warranty costs, if any, are accrued and charged to costs of goods sold in the period that the related revenue is recognized. Historical data and trends of product reliability and costs of repairing or replacing defective products are considered. Due to the low historical warranty claims experience, a general warranty accrual has not
been required or recorded as of
December 31, 2018
and
2017.

Research and Development Expense, Policy [Policy Text Block]
( p )	Research and Development

The Company’s research and development costs are expensed as incurred. Research and development expense include the costs of basic research activities as well as other research, engineering, and technical effort required to develop new products or services or make significant improvement to an existing product or manufacturing process. Research and development costs also include pre-approval regulatory and clinical trial expenses and support costs for collaborative partnering programs wherein the Company provides biotherapeutic delivery systems and customer training and support for their use in clinical trials and studies. The Company’s research and development costs consist primarily of:

•	Salaries, benefits and other personnel-related expenses, including share-based compensation

•	Fees paid for services provided by clinical research organizations, research institutions, consultants and other outside service providers

•	Costs to acquire and manufacture materials used in research and development activities and clinical trials

•	Laboratory consumables and supplies

•	Facility-related expenses allocated to research and development activities

•	Fees to collaborators to license technology

•	Depreciation expense for equipment used for research and development and clinical purposes.

Compensation Related Costs, Policy [Policy Text Block]
( q )	Share-Based Compensation

The Company measures and recognizes share-based compensation expense for equity awards to employees, directors and consultants based on fair value at the grant date. The Company uses the Black-Scholes option pricing model to calculate fair value. Share-based compensation expense recognized in the consolidated statements of operations is based on the period the services are performed. The Company accounts for forfeitures as they occur. The compensation cost for restricted stock awards is based on the closing price of the Company’s common stock on the date of grant and recognized as compensation expense on a straight-line basis over the requisite service period.

For options granted to nonemployees, the Company revalues the unearned portion of the share-based compensation and the resulting change in fair value is recognized in the consolidated statements of operations over the period the related services are rendered.

The Black-Scholes option pricing model (BSM) requires the input of subjective assumptions, including the risk-free interest rate, the expected volatility in the value of the Company’s common stock, and the expected term of the option. These estimates involve inherent uncertainties and the application of management’s judgment. If factors change and different assumptions are used, our share-based compensation expense could be materially different in the future. These assumptions are estimated as follows:

Risk-free Interest Rate

The risk-free interest rate assumption is based on the
zero
-coupon U.S. Treasury instruments appropriate for the expected term of the stock option grants.

Expected Volatility

The Company has limited historical data of its own to utilize in determining expected volatility. As such we based our volatility assumption on a combined weighted average of our own historical data and that of a selected peer group. The peer group was developed based on companies in the biotechnology and medical device industries whose shares are publicly-traded.

Expected Term

The expected term represents the period of time that options are expected to be outstanding. As the Company does not
have sufficient historical experience for determining the expected term of the stock options awards granted, the expected life is determined using the simplified method, which is an average of the contractual terms of the option and its ordinary vesting period.

Income Tax, Policy [Policy Text Block]
( r )	Income Taxes

The Company accounts for income taxes based on the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets, liabilities, operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is provided when it is more likely than not
that some portion or all of the deferred tax assets will
not
be realized.

In evaluating the ability to recover its deferred income tax assets, the Company considers all available positive and negative evidence, including its operating results, forecasts of future taxable income, and ongoing tax planning. In the event the Company was to determine that it would be able to realize its deferred tax assets in the future in excess of their net recorded amount, it would make an adjustment to the valuation allowance, which would reduce the provision for income taxes. Conversely, in the event that all or part of the net deferred tax assets are determined not
to be realizable in the future, an adjustment to the valuation allowance would be charged to earnings in the period such determination is made.

The Company recognizes and measures benefits for uncertain tax positions using a two
-step approach. The
first
step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not
that the tax position will be sustained upon audit, including resolution of any related appeals or litigation processes. For tax positions that are more likely than not
to be sustained upon audit, the
second
step is to measure the tax benefit as the largest amount that is more than
50%
likely to be realized upon settlement. Significant judgment is required to evaluate uncertain tax positions. The Company evaluates its uncertain tax positions quarterly. Evaluations are based upon a number of factors, including the technical merits of the tax position, changes in facts or circumstances, changes in tax law, interactions with tax authorities during the course of audits, and effective settlement of audit issues. The Company’s policy is to recognize interest and penalties related to unrecognized tax benefits as a component of income tax expense in the consolidated statements of operations and accrued interest and penalties within accrued liabilities in the consolidated balance sheets.
No
such interest and penalties have been recorded to date.

Fair Value of Financial Instruments, Policy [Policy Text Block]
( s )	Fair Value of Financial Instruments

The Company applies fair value accounting for all financial assets and liabilities and nonfinancial assets and liabilities that are required to be recognized or disclosed at fair value in the consolidated financial statements. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where observable prices or inputs are not
available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments complexity.

The Company’s financial assets and liabilities consist principally of cash and cash equivalents, accounts receivable, and accounts payable. The fair value of the Company’s cash equivalents is determined based on quoted prices in active markets for identical assets. The recorded values of the Company’s accounts receivable and accounts payable approximate their current fair values due to the relatively short-term nature of these accounts.

Earnings Per Share, Policy [Policy Text Block]
( t )	Net Loss per Share

Basic net loss per share is calculated by dividing the net loss by the weighted average number of shares of common stock outstanding. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of common share equivalents outstanding for the period determined using the treasury-stock method. Common stock equivalents are comprised of restricted stock units, warrants to purchase common stock and options outstanding under our stock option plans. For all periods presented, there is no
difference in the number of shares used to calculate basic and diluted shares outstanding since the effects of potentially dilutive securities are antidilutive due to our net loss position.

New Accounting Pronouncements, Policy [Policy Text Block]
(f)
Recently Adopted Accounting Pronouncement

In
February 2016,
the FASB amended its guidance related to lease accounting. The amended guidance required lessees to recognize a majority of their leases on the balance sheet as a ROU asset and a lease liability. In
July 2018,
the FASB issued ASU
No.
2018
-
11,
Leases (Topic
842
): Targeted Improvements, or ASU
No.
2018
-
11.
In issuing ASU
No.
2018
-
11,
the FASB is permitting another transition method for ASU
2016
-
02,
which allows the transition to the new lease standard by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The Company elected this available transition method.

The Company adopted the new standard using the cumulative-effect method on
January 1, 2019.
The Company's adoption included lease codification improvements that were issued by the FASB through
March 2019.

The FASB made available several practical expedients in adopting the amended lease accounting guidance. The Company elected the package of practical expedients permitted under the transition guidance, which among other things, allowed registrants to carry forward historical lease classification, its assessment on whether a contract is or contains a lease, and its initial direct costs for any leases that exist prior to adoption of the new standard. BioCardia also elected to keep leases with an initial term of
12
months or less off the consolidated balance sheet, and to recognize the associated lease payments in the statements of operations on a straight-line basis over the lease term.

The most significant impact was the recognition of ROU assets and related lease liabilities for operating leases on the condensed consolidated balance sheet. The Company recognized ROU assets and related lease liabilities of
$1,505,000
and
$1,593,000
respectively, related to operating lease commitments, as of
January 1, 2019.
The operating lease ROU asset represents the lease liability, plus any lease payments made at or before the commencement date, less any lease incentives received. The amended guidance did not
have a material impact on the Company's cash flows or results of operations. See Note
6
of the condensed consolidated financial statements.

In
June 2018,
the FASB issued ASU
No.
2018
-
07,
Stock Compensation (Topic
718
): Improvements to Nonemployee Share-Based Payment Accounting. ASU
2018
-
07
is intended to reduce the cost and complexity and to improve financial reporting for nonemployee share-based payments. ASU
2018
-
07
expands the scope of Topic
718,
Compensation-Stock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned.
No
longer will nonemployee awards be marked-to-market every reporting period, nor will the expected term be required to be the contractual term. However, forfeitures will continue to be recognized when incurred. ASU
2018
-
07
supersedes Subtopic
505
-
50,
Equity-Based Payments to Non-Employees. The Company adopted ASU
2018
-
07
effective
January 1, 2019
using the cumulative-effect method for equity-classified nonemployee awards which have not
been settled as of the adoption date. The cumulative effect did not
have a material impact on the condensed consolidated balance sheet, statement of operations or statement of cash flows.

(g)	Recently Issued Accounting Pronouncements

Recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force did not
or are
not
believed by management to have a material impact on the Company’s financial statement presentation or disclosures.

( u )	Recently Adopted Accounting Pronouncements

In
May 2014,
the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU,
No.
2014
-
09,
which amends the guidance for accounting for revenue from contracts with customers. This ASU supersedes the revenue recognition requirements in Topic
605,
Revenue Recognition, and creates a new Topic
606,
Revenue from Contracts with Customers.  In
2015
and
2016,
the FASB issued additional ASUs related to Topic
606
that delayed the effective date of the guidance and clarified various aspects of the new revenue guidance, including principal versus agent considerations, identifying performance obligations, and licensing, and they include other improvements and practical expedients.  The Company adopted this new standard on
January 1, 2018
using the cumulative-effect method. The impact of adoption was immaterial to the consolidated financial statements.

In
May 2017,
the FASB issued ASU
No.
2017
-
09
Compensation – Stock Compensation (Topic
718
) Scope of Modification Accounting. The amendments in ASU
2017
-
09
provide guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic
718.
The Company adopted ASU
2016
-
01
on
January 1, 2018,
and the adoption did
not
have a material impact on its financial statements.

( v )	Recent Accounting Pronouncements

In
February 2016,
the FASB issued ASU
No.
2016
-
02—Leases,
(Topic
842
) (ASU
2016
-
02
), as amended, which generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. In
July 2018,
the FASB issued ASU
No.
2018
-
11,
Leases (Topic
842
): Targeted Improvements, or ASU
No.
2018
-
11.
In issuing ASU
No.
2018
-
11,
the FASB is permitting another transition method for ASU
2016
-
02,
which allows the transition to the new lease standard by recognizing a cumulative-effect adjustment to the opening balance of accumulated deficit in the period of adoption. We will elect this transition method and package of practical expedients permitted under the transition guidance, which allows us to carryforward our historical lease classification, our assessment on whether a contract is or contains a lease, and our initial direct costs for any leases that exist prior to adoption of the new standard. We will also elect to combine lease and non-lease components and to keep leases with an initial term of
12
months or less off the balance sheet and recognize the associated lease payments in the statements of operations on a straight-line basis over the lease term. We will adopt the ASU on
January 1, 2019
using the cumulative-effect method and are finalizing our assessment of the impact of the adoption of the ASU and expect to record a right-of-use asset of approximately
$1.5
million and a corresponding lease liability of approximately
$1.6
million to account for our facility lease.

In
June 2018,
the FASB issued ASU
No.
2018
-
07,
Stock Compensation (Topic
718
): Improvements to Nonemployee Share-Based Payment Accounting
. ASU
2018
-
07
is intended to reduce the cost and complexity and to improve financial reporting for nonemployee share-based payments. ASU
2018
-
07
expands the scope of Topic
718,
Compensation-Stock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. ASU
2018
-
07
supersedes Subtopic
505
-
50,
Equity-Based Payments to Non-Employees. ASU
2018
-
07
is effective for the Company for fiscal years beginning after
December 15, 2018,
including interim periods within that fiscal year and early adoption is permitted. The Company is currently assessing the impact of this standard on its consolidated financial statements.

In
August 2018,
the FASB issued ASU
No.
2018
-
13,
Fair Value Measurement (Topic
820
): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement
. ASU
2018
-
13
considers cost and benefits, and removes, modifies and adds disclosure requirements in Topic
820.
The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level
3
fair value measurements, and the narrative description of measurement uncertainty is to be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments are to be applied retrospectively to all periods presented. ASU
2018
-
13
is effective for the Company for fiscal years beginning after
December 15, 2019,
including interim periods within that fiscal year and early adoption is permitted. The Company is currently assessing the impact of this standard on its consolidated financial statements.

In
November 2018,
the FASB issued ASU
No.
2018
-
18,

Collaborative Arrangements (Topic
808
): Clarifying the Interaction Between Topic
808
and Topic
606

(“ASU
2018
-
18”
). ASU
2018
-
18
clarifies when certain transactions between collaborative arrangement participants should be accounted for under Topic
606
and incorporates unit-of-account guidance consistent with Topic
606
to aid in this determination. ASU
2018
-
18
is effective for public companies for annual and interim periods beginning after
December 15, 2019,
with early adoption permitted. ASU
2018
-
18
should generally be applied retrospectively to the date of initial application of Topic
606.
Management is currently assessing the impact ASU
2018
-
18
will have on the Company’s financial statements.

Other recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force, and the American Institute of Certified Public Accountants did
not
or are
not
believed by management to have a material impact on the Company’s financial statement presentation or disclosures.

Consolidation, Policy [Policy Text Block]
(d)	Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All intercompany accounts and transactions have been eliminated during the consolidation process.

Change to Significant Accounting Policies [Policy Text Block]
(e)	Changes to Significant Accounting Policies

The Company’s significant accounting policies are described in Note
2
of the notes to the consolidated financial statements included in its Annual Report on Form
10
-K filed for the year ended
December 31, 2018.
Apart from the adoption of ASU
No.

2018
-
07,
 Compensation–Stock Compensation (Topic
718
): Improvements to Nonemployee Share-based Payment Accounting on
January 1, 2019,
which led to an amended stock-based compensation policy, and the adoption of ASU
No.
2016
-
02,
Leases (Topic
842
), which led to an amended lease policy as described in the following paragraphs, there have been no
changes to those policies.

Measurement of nonemployee awards
- The measurement of equity-classified nonemployee awards is fixed at the grant date, and the Company may
use the expected term to measure nonemployee options or elect to use the contractual term as the expected term, on an award-by-award basis. This differs from the guidance in ASC
505
-
50
that requires the use of the contractual term. Forfeitures of nonemployee awards will be recognized as they occur.

Operating lease right-of-use asset and liabilities
- The Company will determine if an arrangement is a lease at the inception of the arrangement. All leases are assessed for classification as an operating lease or finance lease. The Company will recognize a lease liability and a ROU asset for all leases, including operating leases, with a term greater than
12
months. ROU assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease.

The Company’s lease liabilities are recognized at the applicable lease commencement date based on the present value of the lease payments required to be paid over the lease term. Variable lease payments are expensed as incurred and are not
included the computation of the lease liability. The lease liability discount rate is generally the Company’s incremental borrowing rate unless the lessor’s rate implicit in the lease is readily determinable, in which case the lessor’s implicit rate is used.

The Company's ROU assets are also recognized at the applicable lease commencement date. The ROU asset equals the carrying amount of the related lease liability, adjusted for any lease payments made prior to lease commencement and lease incentives provided by the lessor, if any. The Company amortizes a right-of-use (ROU) asset, and the periodic amortization is the difference between the straight-line total lease cost for the period (including amortization of initial direct costs) and the periodic accretion of the lease liability using the effective interest method.

The Company’s lease terms
may
include options to extend or terminate the lease when it is reasonably certain that it will exercise any such options. Operating lease cost for lease payments is recognized on a straight-line basis over the lease term.

The Company’s lease contracts often include lease and non-lease components. The Company has elected the practical expedient offered by the standard to not
separate lease from non-lease components and accounts for them as a single lease component.

The Company has elected
not
to recognize ROU assets and lease liabilities for leases with a term of twelve
months or less. Lease cost for short-term leases is recognized on a straight-line basis over the lease term.